Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 83.25%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	9	$0
Energy: 0.09%
Energy equipment & services: 0.09%
Bristow Group, Inc.†	3,368	86,726
Utilities: 83.16%
Electric utilities: 47.14%
Alliant Energy Corp.	42,134	2,130,716
American Electric Power Co., Inc.	59,781	4,755,579
Constellation Energy Corp.	29,257	3,541,267
Duke Energy Corp.	53,254	4,914,279
Entergy Corp.	22,292	2,260,632
Evergy, Inc.	29,385	1,499,811
Eversource Energy	22,708	1,349,082
Exelon Corp.	104,903	4,039,815
FirstEnergy Corp.	59,028	2,180,494
NextEra Energy, Inc.	181,090	10,595,576
Southern Co.	73,408	5,210,500
Xcel Energy, Inc.	49,273	2,997,769
		45,475,520
Gas utilities: 3.43%
Atmos Energy Corp.	29,092	3,310,960
Multi-utilities: 29.84%
Ameren Corp.	41,563	3,224,873
CenterPoint Energy, Inc.	121,398	3,431,922
CMS Energy Corp.	59,487	3,376,482
Dominion Energy, Inc.	69,623	3,156,707
DTE Energy Co.	36,603	3,810,738
Public Service Enterprise Group, Inc.	50,674	3,163,578
Sempra	73,814	5,378,826
WEC Energy Group, Inc.	38,733	3,238,853
		28,781,979
Water utilities: 2.75%
American Water Works Co., Inc.	20,113	2,651,698
Total common stocks (Cost $74,849,054)		80,306,883

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 36.91%
Communications: 6.31%
Advertising: 0.74%
Clear Channel Outdoor Holdings, Inc.144A	7.50%	6-1-2029	$150,000	118,225
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Advertising(continued)
Clear Channel Outdoor Holdings, Inc.144A	9.00%	9-15-2028	$150,000	$151,500
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	225,000	193,210
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	85,000	80,147
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	170,000	174,335
				717,417
Internet: 1.62%
Arches Buyer, Inc.144A	4.25	6-1-2028	125,000	108,911
Arches Buyer, Inc.144A	6.13	12-1-2028	275,000	235,469
Cablevision Lightpath LLC144A	3.88	9-15-2027	135,000	114,392
Cablevision Lightpath LLC144A	5.63	9-15-2028	130,000	97,191
Match Group Holdings II LLC144A	5.63	2-15-2029	545,000	513,662
Uber Technologies, Inc.144A	4.50	8-15-2029	365,000	335,830
Uber Technologies, Inc.144A	8.00	11-1-2026	160,000	162,636
				1,568,091
Media: 3.87%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	885,000	690,361
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	386,106
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	50,000	41,181
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	25,000	23,427
CSC Holdings LLC144A	4.63	12-1-2030	200,000	110,151
CSC Holdings LLC144A	5.75	1-15-2030	325,000	183,625
CSC Holdings LLC144A	11.25	5-15-2028	200,000	199,649
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	90,000	80,986
DISH Network Corp.144A	11.75	11-15-2027	135,000	134,005
Gray Escrow II, Inc.144A	5.38	11-15-2031	600,000	427,743
Gray Television, Inc.144A	4.75	10-15-2030	145,000	103,517
Nexstar Media, Inc.144A	5.63	7-15-2027	125,000	118,353
Scripps Escrow II, Inc.144A	5.38	1-15-2031	425,000	291,125
Scripps Escrow, Inc.144A	5.88	7-15-2027	175,000	147,437
Sirius XM Radio, Inc.144A	4.13	7-1-2030	395,000	333,281
Townsquare Media, Inc.144A	6.88	2-1-2026	475,000	457,852
				3,728,799
Telecommunications: 0.08%
CommScope, Inc.144A	6.00	3-1-2026	90,000	77,175
Consumer, cyclical: 6.40%
Airlines: 0.43%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	66,667	65,631
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	7-15-2027	130,060	111,101
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	195,000	155,120
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	115,000	84,392
				416,244
See accompanying notes to portfolio of investments
2 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.43%
Crocs, Inc.144A	4.13%	8-15-2031	$95,000	$77,663
Crocs, Inc.144A	4.25	3-15-2029	260,000	227,500
Hanesbrands, Inc.144A	4.88	5-15-2026	115,000	108,363
				413,526
Auto manufacturers: 0.15%
Ford Motor Co.	4.75	1-15-2043	180,000	139,054
Auto parts & equipment: 0.11%
Cooper Tire & Rubber Co.	7.63	3-15-2027	107,000	106,465
Distribution/wholesale: 0.30%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	290,000	288,448
Entertainment: 1.36%
CCM Merger, Inc.144A	6.38	5-1-2026	585,000	561,653
Churchill Downs, Inc.144A	4.75	1-15-2028	250,000	232,422
Churchill Downs, Inc.144A	6.75	5-1-2031	45,000	44,217
Cinemark USA, Inc.144A	5.25	7-15-2028	120,000	108,012
Cinemark USA, Inc.144A	5.88	3-15-2026	65,000	63,062
Cinemark USA, Inc.144A	8.75	5-1-2025	132,000	132,990
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	140,000	126,630
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	48,000	46,697
				1,315,683
Home builders: 0.35%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	60,000	55,350
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	110,000	109,175
Tri Pointe Homes, Inc.	5.70	6-15-2028	180,000	171,024
				335,549
Housewares: 0.24%
Newell Brands, Inc.	5.20	4-1-2026	240,000	231,684
Leisure time: 0.80%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	340,000	369,716
NCL Corp. Ltd.144A	5.88	3-15-2026	175,000	165,812
NCL Corp. Ltd.144A	5.88	2-15-2027	75,000	72,609
NCL Corp. Ltd.144A	7.75	2-15-2029	110,000	104,200
NCL Corp. Ltd.144A	8.13	1-15-2029	55,000	56,004
				768,341
Retail: 2.23%
Bath & Body Works, Inc.144A	6.63	10-1-2030	160,000	158,367
Dave & Buster’s, Inc.144A	7.63	11-1-2025	70,000	70,194
FirstCash, Inc.144A	4.63	9-1-2028	205,000	187,751
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	370,000	346,627
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	240,000	225,576
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	240,000	215,233
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Michaels Cos., Inc.144A	7.88%	5-1-2029	$250,000	$142,120
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	290,000	271,654
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	130,000	118,886
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	260,000	245,092
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	165,000	173,257
				2,154,757
Consumer, non-cyclical: 4.87%
Commercial services: 2.63%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	385,000	293,104
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	115,000	111,744
CoreCivic, Inc.	8.25	4-15-2026	635,000	647,639
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	340,000	263,269
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	340,000	157,250
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	165,000	158,444
Sabre Global, Inc.144A	8.63	6-1-2027	47,000	39,243
Sabre Global, Inc.144A	11.25	12-15-2027	480,000	434,917
Service Corp. International	7.50	4-1-2027	140,000	142,731
Upbound Group, Inc.144A	6.38	2-15-2029	320,000	291,389
				2,539,730
Food: 0.46%
B&G Foods, Inc.	5.25	9-15-2027	85,000	74,037
B&G Foods, Inc.144A	8.00	9-15-2028	360,000	367,921
				441,958
Healthcare-services: 1.78%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	235,000	221,891
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	145,000	114,117
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	10,000	8,425
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	115,000	110,718
IQVIA, Inc.144A	6.50	5-15-2030	180,000	181,521
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	110,000	92,662
Select Medical Corp.144A	6.25	8-15-2026	260,000	258,127
Star Parent, Inc.144A	9.00	10-1-2030	240,000	249,254
Tenet Healthcare Corp.	4.88	1-1-2026	100,000	98,259
Tenet Healthcare Corp.144A	6.75	5-15-2031	380,000	380,427
				1,715,401
Energy: 6.85%
Energy-alternate sources: 1.04%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	695,000	349,238
TerraForm Power Operating LLC144A	4.75	1-15-2030	175,000	157,500
TerraForm Power Operating LLC144A	5.00	1-31-2028	525,000	497,437
				1,004,175
Oil & gas: 2.00%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	430,000	432,150
See accompanying notes to portfolio of investments
4 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Encino Acquisition Partners Holdings LLC144A	8.50%	5-1-2028	$400,000	$389,797
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	200,000	187,968
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	30,000	27,984
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	55,000	50,773
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	170,000	165,404
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	30,000	27,708
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	15,000	15,451
Nabors Industries Ltd.144A	7.50	1-15-2028	190,000	168,150
Nabors Industries, Inc.144A	7.38	5-15-2027	225,000	217,546
Nabors Industries, Inc.144A	9.13	1-31-2030	15,000	15,039
Southwestern Energy Co.	4.75	2-1-2032	130,000	115,942
Southwestern Energy Co.	8.38	9-15-2028	110,000	113,765
				1,927,677
Oil & gas services: 0.68%
Bristow Group, Inc.144A	6.88	3-1-2028	400,000	380,964
Oceaneering International, Inc.	6.00	2-1-2028	225,000	218,155
Oceaneering International, Inc.144A	6.00	2-1-2028	55,000	53,327
				652,446
Pipelines: 3.13%
Buckeye Partners LP144A	4.50	3-1-2028	25,000	22,810
Buckeye Partners LP	5.85	11-15-2043	150,000	113,347
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	295,000	272,856
DT Midstream, Inc.144A	4.13	6-15-2029	85,000	76,310
DT Midstream, Inc.144A	4.38	6-15-2031	160,000	140,396
EnLink Midstream LLC144A	6.50	9-1-2030	250,000	251,624
EnLink Midstream Partners LP	5.05	4-1-2045	210,000	166,752
EnLink Midstream Partners LP	5.60	4-1-2044	75,000	63,909
Harvest Midstream I LP144A	7.50	9-1-2028	145,000	142,881
Hess Midstream Operations LP144A	5.50	10-15-2030	80,000	75,498
Kinetik Holdings LP144A	5.88	6-15-2030	240,000	228,621
Rockies Express Pipeline LLC144A	4.95	7-15-2029	65,000	59,998
Rockies Express Pipeline LLC144A	6.88	4-15-2040	285,000	259,793
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	270,000	243,790
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	125,000	112,082
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	340,000	333,665
Venture Global LNG, Inc.144A	8.38	6-1-2031	305,000	300,525
Venture Global LNG, Inc.144A	9.88	2-1-2032	155,000	158,851
				3,023,708
Financial: 5.03%
Diversified financial services: 2.26%
Enact Holdings, Inc.144A	6.50	8-15-2025	420,000	414,850
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	225,000	214,530
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	155,000	149,575
Navient Corp.	5.00	3-15-2027	130,000	121,208
Navient Corp.	5.88	10-25-2024	225,000	222,961
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Navient Corp.	11.50%	3-15-2031	$15,000	$16,131
OneMain Finance Corp.	5.38	11-15-2029	75,000	67,503
OneMain Finance Corp.	6.13	3-15-2024	25,000	24,963
OneMain Finance Corp.	7.13	3-15-2026	125,000	126,045
Oppenheimer Holdings, Inc.	5.50	10-1-2025	225,000	216,562
PRA Group, Inc.144A	5.00	10-1-2029	414,000	312,635
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	105,000	84,896
United Wholesale Mortgage LLC144A	5.50	11-15-2025	95,000	92,357
United Wholesale Mortgage LLC144A	5.50	4-15-2029	130,000	116,306
				2,180,522
Insurance: 1.04%
AmWINS Group, Inc.144A	4.88	6-30-2029	315,000	283,507
AssuredPartners, Inc.144A	5.63	1-15-2029	230,000	205,579
BroadStreet Partners, Inc.144A	5.88	4-15-2029	430,000	390,870
HUB International Ltd.144A	5.63	12-1-2029	95,000	86,143
HUB International Ltd.144A	7.25	6-15-2030	30,000	30,662
				996,761
REITS: 1.73%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	55,000	54,218
Iron Mountain, Inc.144A	4.50	2-15-2031	185,000	160,113
Iron Mountain, Inc.144A	5.25	7-15-2030	315,000	288,871
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	50,000	46,134
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	195,000	188,396
Service Properties Trust	4.35	10-1-2024	125,000	124,862
Service Properties Trust	4.75	10-1-2026	125,000	113,829
Service Properties Trust	5.25	2-15-2026	155,000	145,700
Service Properties Trust	7.50	9-15-2025	15,000	15,061
Service Properties Trust144A	8.63	11-15-2031	215,000	220,490
Starwood Property Trust, Inc.144A	4.38	1-15-2027	245,000	224,175
Starwood Property Trust, Inc.	4.75	3-15-2025	90,000	88,591
				1,670,440
Industrial: 4.07%
Aerospace/defense: 0.74%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	190,000	205,445
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	250,000	263,265
TransDigm, Inc.	7.50	3-15-2027	245,000	245,085
				713,795
Building materials: 0.65%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	395,000	389,569
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	240,000	239,400
				628,969
See accompanying notes to portfolio of investments
6 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hand/machine tools: 0.65%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50%	6-15-2028	$290,000	$297,465
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	401,813	329,644
				627,109
Machinery-diversified: 0.46%
Chart Industries, Inc.144A	7.50	1-1-2030	45,000	45,896
Chart Industries, Inc.144A	9.50	1-1-2031	75,000	80,051
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	335,000	318,280
				444,227
Packaging & containers: 1.14%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	140,000	111,253
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	155,000	150,427
Berry Global, Inc.144A	5.63	7-15-2027	270,000	263,955
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	315,000	282,660
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	80,000	79,471
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	155,000	153,839
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	60,000	61,422
				1,103,027
Trucking & leasing: 0.43%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	90,000	84,517
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	329,000	326,794
				411,311
Technology: 1.34%
Computers: 0.66%
McAfee Corp.144A	7.38	2-15-2030	100,000	86,385
Seagate HDD Cayman	4.13	1-15-2031	219,000	187,532
Seagate HDD Cayman144A	8.25	12-15-2029	30,000	31,861
Seagate HDD Cayman144A	8.50	7-15-2031	205,000	219,070
Western Digital Corp.	4.75	2-15-2026	120,000	115,772
				640,620
Software: 0.68%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	145,000	125,687
Cloud Software Group, Inc.144A	6.50	3-31-2029	165,000	151,945
Cloud Software Group, Inc.144A	9.00	9-30-2029	200,000	179,992
SS&C Technologies, Inc.144A	5.50	9-30-2027	200,000	193,552
				651,176
Utilities: 2.04%
Electric: 2.04%
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	2,000	1,905
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	125,000	115,401
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	172,395	172,154
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50%	8-15-2028	$500,000	$458,525
PG&E Corp.	5.25	7-1-2030	615,000	577,710
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	275,000	261,250
Vistra Operations Co. LLC144A	5.63	2-15-2027	225,000	218,860
Vistra Operations Co. LLC144A	7.75	10-15-2031	160,000	163,749
				1,969,554
Total corporate bonds and notes (Cost $37,659,352)				35,603,839
Loans: 3.30%
Communications: 0.36%
Advertising: 0.09%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	9.14	8-21-2026	89,074	87,293
Media: 0.27%
CSC Holdings LLC (1 Month LIBOR+2.25%)±	7.69	7-17-2025	110,000	107,333
Hubbard Radio LLC (1 Month LIBOR+4.25%)±	9.71	3-28-2025	196,747	158,381
				265,714
Consumer, cyclical: 0.44%
Airlines: 0.34%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.80	6-21-2027	187,500	193,054
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.17	10-20-2027	133,053	135,831
				328,885
Leisure time: 0.03%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	24,937	24,771
Retail: 0.07%
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.20	2-11-2028	70,000	68,862
Consumer, non-cyclical: 1.09%
Commercial services: 1.04%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.47	3-23-2027	672,312	682,606
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90	9-1-2028	125,000	118,375
PECF USS Intermediate Holding III Corp. (U.S. SOFR 1 Month+4.25%)±	9.71	12-15-2028	59,848	42,435
Sotheby’s (U.S. SOFR 3 Month+4.50%)±	10.16	1-15-2027	159,592	155,053
				998,469
Healthcare-services: 0.05%
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.75%)±	9.21	8-31-2026	52,181	52,175
Energy: 0.61%
Pipelines: 0.61%
AL NGPL Holdings LLC (U.S. SOFR 1 Month+3.50%)±	8.83	4-13-2028	70,000	69,934
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.96	9-29-2028	120,554	120,671
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.70	10-31-2028	241,014	240,211
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.94	9-19-2029	154,150	153,851
				584,667
See accompanying notes to portfolio of investments
8 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.76%
Diversified financial services: 0.12%
Resolute Investment Managers, Inc. (3 Month LIBOR+4.25%)±	9.79%	4-30-2024	$156,286	$99,046
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+8.00%)‡±	13.64	4-30-2025	105,857	15,879
				114,925
Insurance: 0.64%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71	12-23-2026	410,933	404,925
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.71	1-31-2028	105,000	94,013
HUB International Ltd. (U.S. SOFR 3 Month+4.25%)±	9.66	6-20-2030	115,000	115,427
				614,365
Industrial: 0.04%
Machinery-diversified: 0.04%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	40,597	40,555
Total loans (Cost $3,337,057)				3,180,681

	Expiration date	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights♦†	12-5-2025	461	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights♦†	12-5-2025	461	0
Total rights (Cost $0)			0

		Maturity date	Principal
Yankee corporate bonds and notes: 5.64%
Communications: 0.24%
Telecommunications: 0.24%
Altice France SA144A	8.13	2-1-2027	$270,000	232,246
Intelsat Jackson Holdings SA♦	5.50	12-14-2023	470,000	0
				232,246
Consumer, cyclical: 2.25%
Airlines: 0.52%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	340,000	361,250
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	175,000	145,170
				506,420
Entertainment: 0.21%
Banijay Entertainment SASU144A	8.13	5-1-2029	200,000	201,663
Leisure time: 1.52%
Carnival Corp.144A	4.00	8-1-2028	150,000	135,880
Carnival Corp.144A	6.00	5-1-2029	290,000	266,802
Carnival Corp.144A	7.00	8-15-2029	65,000	66,271
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Carnival Corp.144A	7.63%	3-1-2026	$85,000	$85,469
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	25,000	24,053
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	420,000	401,234
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	140,000	148,985
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	310,000	336,210
				1,464,904
Consumer, non-cyclical: 0.60%
Pharmaceuticals: 0.60%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	225,000	224,270
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	115,000	115,385
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	230,000	242,634
				582,289
Energy: 0.58%
Coal: 0.00%
Griffin Coal Mining Co. Pty. Ltd.144A♦†	9.50	12-1-2049	60,957	0
Oil & gas: 0.21%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	200,000	202,500
Pipelines: 0.37%
Northriver Midstream Finance LP144A	5.63	2-15-2026	365,000	354,962
Financial: 0.59%
Diversified financial services: 0.59%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	365,000	335,882
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	230,000	235,796
				571,678
Industrial: 1.00%
Aerospace/defense: 0.34%
Bombardier, Inc.144A	7.13	6-15-2026	163,000	162,986
Bombardier, Inc.144A	8.75	11-15-2030	160,000	163,808
				326,794
Electronics: 0.36%
Sensata Technologies BV144A	4.00	4-15-2029	220,000	197,453
Sensata Technologies BV144A	5.88	9-1-2030	155,000	148,744
				346,197
Trucking & leasing: 0.30%
Fly Leasing Ltd.144A	7.00	10-15-2024	310,000	286,589
Utilities: 0.38%
Electric: 0.38%
Drax Finco PLC144A	6.63	11-1-2025	365,000	360,657
Total yankee corporate bonds and notes (Cost $5,587,115)				5,436,899
See accompanying notes to portfolio of investments
10 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.20%
Investment companies: 2.20%
Allspring Government Money Market Fund Select Class♠∞		5.29%	2,120,627	$2,120,627
Total short-term investments (Cost $2,120,627)				2,120,627
Total investments in securities (Cost $123,553,205)	131.30%			126,648,929
Other assets and liabilities, net	(31.30)			(30,189,407)
Total net assets	100.00%			$96,459,522

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,178,650	$6,215,128	$(5,273,151)	$0	$0	$2,120,627	2,120,627	$18,853
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 11

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Utilities and High Income Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$0	$0	$0	$0
Energy	86,726	0	0	86,726
Utilities	80,220,157	0	0	80,220,157
Corporate bonds and notes	0	35,603,839	0	35,603,839
Loans	0	3,164,802	15,879	3,180,681
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	5,436,899	0	5,436,899
Short-term investments
Investment companies	2,120,627	0	0	2,120,627
Total assets	$82,427,510	$44,205,540	$15,879	$126,648,929
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Utilities and High Income Fund | 13